Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income [Abstract]
Other Comprehensive Income
(11)      Other Comprehensive Income

Accumulated other comprehensive income (loss) included in the balance sheet at December 31 is as follows:
	2010	Change	2011
Unrealized appreciation on available-
for-sale securities	$6,168,000	$(2,256,000)	$3,912,000
Pension liability adjustment	(8,529,441)	(1,366,399)	(9,895,840)
Postretirement liability adjustment	(8,312,977)	2,099,783	(6,213,194)
	$(10,674,418)	$(1,522,616)	$(12,197,034)

	2009	Change	2010
Unrealized appreciation on available-
for-sale securities	$2,646,000	$3,522,000	$6,168,000
Pension liability adjustment	(8,075,676)	(453,765)	(8,529,441)
Postretirement liability adjustment	(7,404,667)	(908,310)	(8,312,977)
	$(12,834,343)	$2,159,925	$(10,674,418)